Inventories, net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventories, net
Raw materials	$ 2,105	$ 2,403
Work in process	1,761	1,893
Finished goods	1,572	1,834
Advances to suppliers	253	246
Inventories, net before advance payments consumed	5,691	6,376
Advance payments consumed	(315)	(372)
Total inventory, net	5,376	6,004
Cost of inventories relating to long-term contracts	$ 338	$ 358